AMERICAN EXPRESS CERTIFICATE COMPANY
                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER
                                  June 30, 2001



                                                       Report Number C-100
                                                              AECC Reports
                                                        September 21, 2001

AMERICAN EXPRESS CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2001

TABLE OF CONTENTS
                                                 Page
Balance Sheet                                     2-3
Statement of Operations                           4-5
Statement of Comprehensive Income                   6
Statement of Stockholder's Equity                   7
Statement of Cash Flows                             8
Notes to Financial Statements                    9-19
Investment Securities Owned                     20-31

AMERICAN EXPRESS CERTIFICATE COMPANY
BALANCE SHEET                                                         Unaudited
June 30, 2001
($ thousands)

ASSETS

Qualified Assets (note 2)

Investments in unaffiliated issuers (notes 1, 3 and 4):
   Cash and cash equivalents                                         $   53,026
   Available-for-sale securities                                      3,799,694
   First mortgage loans on real estate                                  340,445
   Certificate loans - secured by certificate reserves                   23,375
Investments in and advances to affiliates                                   422
                                                                            ---

Total investments                                                     4,216,962
                                                                      ---------

Receivables:
   Dividends and interest                                                46,085
   Capital contribution from Parent                                      50,000
   Investment securities sold                                               841
                                                                            ---

Total receivables                                                        96,926
                                                                         ------

Other (note 9)                                                           29,914
                                                                         ------

Total qualified assets                                                4,343,802
                                                                      ---------

Other Assets

Deferred federal income taxes                                            20,074
Deferred distribution fees and other                                      8,060
                                                                          -----

Total other assets                                                       28,134
                                                                         ------

Total assets                                                         $4,371,936
                                                                     ==========

AMERICAN EXPRESS CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)                                             Unaudited
June 30, 2001
($ thousands, except share amounts)

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities

Certificate Reserves (note 5):
Installment certificates:
   Reserves to mature                                                $  202,274
   Additional credits and accrued interest                                5,919
   Advance payments and accrued interest                                    687
   Other                                                                     55
Fully paid certificates:
   Reserves to mature                                                 3,786,568
   Additional credits and accrued interest                               66,821
Due to unlocated certificate holders                                        253
                                                                            ---

Total certificate reserves                                            4,062,577
                                                                      ---------

Accounts Payable and Accrued Liabilities:
   Due to Parent (note 7A)                                                  851
   Due to Parent for federal income taxes                                10,293
   Due to other affiliates (notes 7B, through 7E)                           618
   Payable for investment securities purchased                           49,357
   Other (note 9)                                                        26,336
                                                                         ------

Total accounts payable and accrued liabilities                           87,455
                                                                         ------

Total liabilities                                                     4,150,032
                                                                      ---------

Commitments (note 4)

Stockholder's Equity (notes 5B, 5C, and 6)

Common stock, $10 par - authorized and issued 150,000 shares              1,500
Additional paid-in capital                                              203,844
Retained earnings:
   Appropriated for predeclared additional credits/interest               1,801
   Appropriated for additional interest on advance payments                  15
   Unappropriated                                                        10,329
Accumulated other comprehensive income-net of tax (note 1)                4,415
                                                                          -----

Total stockholder's equity                                              221,904
                                                                        -------

Total liabilities and stockholder's equity                           $4,371,936
                                                                     ==========

See notes to financial statements.

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF OPERATIONS                                               Unaudited
Six Months Ended June 30, 2001
($ thousands)

Investment Income from Unaffiliated Investments
Interest income:
   Bonds and notes                                                     $ 99,369
   Mortgage loans on real estate                                         12,854
   Certificate loans                                                        668
Dividends                                                                11,938
Other                                                                       257
                                                                            ---

Total investment income                                                 125,086
                                                                        -------

Investment Expenses
Parent and affiliated company fees (note 7):
   Distribution                                                          15,474
   Investment advisory and services                                       4,539
   Transfer agency                                                        1,587
   Depository                                                               138
Options (note 9)                                                         18,463
Interest rate swaps                                                       4,764
Reverse repurchase agreements                                                26
Other                                                                       184
                                                                            ---

Total investment expenses                                                45,175
                                                                         ------

Net investment income before provision
   for certificate reserves and income tax benefit                     $ 79,911
                                                                        -------

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF OPERATIONS (Continued)                                   Unaudited
Six Months Ended June 30, 2001
($ thousands)

Provision for Certificate Reserves (notes 5 and 9)
According to the terms of the certificates:
   Provision for certificate reserves                                  $  5,439
   Interest on additional credits                                           306
   Interest on advance payments                                              17
Additional credits/interest authorized by AECC:
   On fully paid certificates                                            77,191
   On installment certificates                                            4,209
                                                                          -----

Total provision for certificate reserves
   before reserve recoveries                                             87,162
Reserve recoveries from terminations prior to maturity                     (612)
                                                                          ------

Net provision for certificate reserves                                   86,550
                                                                         ------

Net investment loss before income tax benefit                            (6,639)
Income tax benefit (note 8)                                               5,260
                                                                          -----

Net investment loss                                                      (1,379)
                                                                        --------

Net realized loss on investments
   Securities of unaffiliated issuers before income tax benefit         (91,870)
   Income tax benefit (note 8)                                           32,155
                                                                         ------

Net realized loss on investments                                        (59,715)
                                                                       ---------

Loss before cumulative effect of accounting change                      (61,094)
                                                                       ---------

Cumulative effect of accounting change (net of income tax
   benefit of $214) (note 1)                                               (397)
                                                                         -------

Net loss                                                              ($ 61,491)
                                                                      ==========

See notes to financial statements.

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE INCOME                                     Unaudited
Six Months Ended June 30, 2001
($ thousands)

Net Loss                                                              ($ 61,491)
                                                                      ----------

Other Comprehensive Loss (note 1)
   Cumulative effect of accounting change, net of tax (note 1)           (2,188)

   Unrealized gains on available-for-sale securities:
      Unrealized holding gains arising during period                     69,980
      Income tax expense                                                 24,493
                                                                         ------

      Net unrealized holding gains arising during period                 45,487

      Reclassification adjustment for losses included in net loss        24,583
      Income tax benefit                                                  8,604
                                                                          -----

      Net reclassification adjustment
         for gains included in net income                                15,979
                                                                         ------

   Net unrealized gains on available-for-sale securities                 61,466
                                                                         ------

   Unrealized loss on interest rate swaps (note ?):
      Unrealized loss arising during period                              (3,687)
      Income tax benefit                                                  1,290
                                                                          -----

   Net unrealized loss on interest rate swaps                            (2,397)
                                                                        --------

Net other comprehensive income                                           56,881
                                                                         ------

Total comprehensive loss                                              ($  4,610)
                                                                       =========

See notes to financial statements.

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF STOCKHOLDER'S EQUITY                                     Unaudited
Six Months Ended June 30, 2001
($ thousands)

Common Stock
   Balance at beginning and end of period                              $  1,500
                                                                         ======

Additional Paid-in capital
   Balance at beginning of period                                      $143,844
   Contributions from Parent                                             60,000
                                                                         ------

   Balance at end of period                                            $203,844
                                                                       ========

Retained Earnings
   Appropriated for predeclared additional credits/interest (note 5B)
      Balance at beginning of period                                   $  2,684
      Transferred to unappropriated retained earnings                      (883)
                                                                          -----

      Balance at end of period                                         $  1,801
                                                                       ========

   Appropriated for additional interest on advance payments (note 5C)
      Balance at beginning and end of period                           $     15
                                                                       ========

   Unappropriated (note 6)
      Balance at beginning of period                                   $ 70,937
      Net loss                                                          (61,491)
      Transferred from appropriated retained earnings                       883
                                                                            ---
      Balance at end of period                                         $ 10,329
                                                                        =======

Accumulated Other Comprehensive Income (Loss)-net of tax (note 1)
   Balance at beginning of period                                     ($ 52,466)
   Net other comprehensive income                                        56,881
                                                                         ------

   Balance at end of period                                              $4,415
                                                                         ======

Total Stockholder's Equity                                             $221,904
                                                                       ========

See notes to financial statements.
                                        7


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AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS     Unaudited
Six Months Ended June 30, 2001
($ thousands)

Cash Flows from Operating Activities
Net loss                                                            ($   61,491)
Adjustments to reconcile net income to net
cash provided by operating activities:
   Cumulative effect of accounting change, net of tax (note 1)              397
   Net provision for certificate reserves                                86,550
   Interest income added to certificate loans                             (430)
   Amortization of premiums/discounts-net                                   383
   Provision for deferred federal income taxes                          (20,201)
   Corporate bond interest adjustment                                     9,617
   Unrealized loss on purchased call options                             19,075
   Net realized loss on investments before income taxes                  91,870
   Decrease in dividends and interest receivable                          1,816
   Decrease in deferred distribution fees                                 1,245
   Decrease in other assets                                               7,016
   Increase in other liabilities                                          8,376
                                                                          -----

Net cash provided by operating activities                               144,223
                                                                        -------

Cash Flows from Investing Activities Maturity
 and redemption of investments:
   Available-for-sale securities                                        232,151
   Other investments                                                     20,608
Sale of investments:
   Available-for-sale securities                                        658,181
Certificate loan payments                                                 1,652
Purchase of investments:
   Available-for-sale securities                                     (1,204,194)
   Other investments                                                    (22,922)
Certificate loan fundings                                                (1,399)
                                                                        --------

Net cash used in investing activities                                  (315,923)
                                                                      ----------

Cash Flows from Financing Activities
Payments from certificate owners                                        953,723
Proceeds from reverse repurchase agreements                                 500
Capital contribution from Parent                                         10,000
Certificate maturities and cash surrenders                             (797,708)
Payments under reverse repurchase agreements                               (500)
                                                                           -----

Net cash provided by financing activities                               166,015
                                                                        -------

Net decrease in cash and cash equivalents                                (5,685)
Cash and cash equivalents at beginning of period                         58,711
                                                                         ------

Cash and cash equivalents at end of period                           $   53,026
                                                                     ==========

Supplemental Disclosures Including Non-cash Transactions
Cash received for income taxes                                       $   34,797
Certificate maturities and surrenders through loan reductions             2,350

See notes to financial statements.

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AMERICAN EXPRESS CERTIFICATE COMPANY
Notes to Financial Statements ($ in thousands unless indicated otherwise) (Unaudited)

1. Nature of Business and Summary of Significant Accounting Policies

Nature of business

American Express Certificate Company (AECC) (formerly IDS Certificate Company) is a wholly owned subsidiary of American Express Financial Corporation (Parent), which is a wholly owned subsidiary of American Express Company. AECC is registered as an investment company under the Investment Company Act of 1940 ("the 1940 Act") and is in the business of issuing face-amount investment certificates. The certificates issued by AECC are not insured by any government agency. AECC's certificates are sold primarily by American Express Financial Advisors Inc.'s (AEFA) (an affiliate) field force operating in 50 states, the District of Columbia and Puerto Rico. AECC's Parent acts as investment advisor for AECC.

The name of the company changed on April 26, 2000, from IDS Certificate Company to American Express Certificate Company.

AECC currently offers ten types of certificates with specified maturities ranging from ten to 20 years. Within their specified maturity, most certificates have interest rate terms of one- to 36-months. In addition, three types of certificates have interest tied, in whole or in part, to any upward movement in a broad-based stock market index. Except for two types of certificates, all of the certificates are available as qualified investments for Individual Retirement Accounts or 401(k) plans and other qualified retirement plans.

AECC's gross income is derived primarily from interest and dividends generated by its investments. AECC's net income is determined by deducting from such gross income its provision for certificate reserves, and other expenses, including taxes, the fee paid to Parent for investment advisory and other services, and the distribution fees paid to AEFA.

Described below are certain accounting policies that are important to an understanding of the accompanying financial statements.

Basis of financial statement presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States. AECC uses the equity method of accounting for its wholly owned unconsolidated subsidiary, which is the method prescribed by the Securities and Exchange Commission (SEC) for non-investment company subsidiaries of issuers of face-amount certificates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of income and expenses during the six months then ended. Actual results could differ from those estimates.

Preferred stock dividend income

AECC recognizes dividend income from cumulative redeemable preferred stocks with fixed maturity amounts on an accrual basis similar to that used for recognizing interest income on debt securities. Dividend income from perpetual preferred stock is recognized on an ex-dividend basis.

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Notes to Financial Statements (continued)

Investment Securities

Cash equivalents are carried at amortized cost, which approximates fair value. AECC has defined Cash and cash equivalents as cash in banks and highly liquid investments with a maturity of three months or less at acquisition and are not interest rate sensitive.

Debt securities, as well as all marketable equity securities, are classified as Available for sale and carried at fair value. Unrealized holding gains and losses on securities classified as Available for sale are carried, net of deferred income taxes, as Accumulated other comprehensive loss in Stockholder's Equity.

The basis for determining cost in computing realized gains and losses on securities is specific identification. When there is a decline in value that is other than temporary, the securities are carried at fair value with the amount of adjustment included in income.

First mortgage loans on real estate

Mortgage loans are carried at amortized cost, less reserve for losses, which is the basis for determining any realized gains or losses.

Impairment is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses.

The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

AECC generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Certificates

Investment certificates may be purchased either with a lump-sum payment or by installment payments. Certificate owners are entitled to receive at maturity a definite sum of money. Payments from certificate owners are credited to investment certificate reserves. Investment certificate reserves accumulate interest at specified percentage rates as declared by AECC. Reserves also are maintained for advance payments made by certificate owners, accrued interest thereon, and for additional credits in excess of minimum guaranteed rates and accrued interest thereon. On certificates allowing for the deduction of a surrender charge, the cash surrender values may be less than accumulated investment certificate reserves prior to maturity dates. Cash surrender values on certificates allowing for no surrender charge are equal to certificate reserves. The payment distribution, reserve accumulation rates, cash surrender values, reserve values and other matters are governed by the 1940 Act.

Deferred distribution fee expense

On certain series of certificates, distribution fees are deferred and amortized over the estimated lives of the related certificates, which is approximately 10 years. Upon surrender prior to maturity, unamortized deferred distribution fees are recognized in expense and any related surrender charges are recognized as a reduction in Provision for certificate reserves.

Federal income taxes

AECC's taxable income or loss is included in the consolidated federal income tax return of American Express Company. AECC provides for income taxes on a separate return basis, except that, under an agreement between Parent and American Express Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of the Parent and its subsidiaries that the Parent will reimburse a subsidiary for any tax benefits recorded.

Accounting developments

In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which AECC adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Derivatives that are not hedges must be adjusted to fair value through income.

Changes in the fair value of a derivative are recorded in income or directly to equity, depending on the instrument's designated use. For those derivative instruments that are designated and qualify as hedging instruments under SFAS No. 133, a company must designate the hedging instrument, based upon the exposure being hedged, as either a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. For derivative instruments not designated as hedging instruments per SFAS No. 133, changes in fair value are adjusted immediately through earnings.

The adoption of SFAS No. 133 has allowed AECC to use cash flow hedge accounting on its interest rate swaps. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is recorded in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the derivative's change in fair value will be immediately recognized in earnings.

Because of changes to the rules for hedging investments, the transition provisions of SFAS No. 133, as amended, permitted held-to-maturity securities under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," to be reclassified at the date of adoption to available-for-sale or trading. AECC reclassified all held-to-maturity securities to available-for-sale upon adoption.

The adoption of SFAS No. 133 resulted in a decrease of $397 and $2,188 to earnings and Other comprehensive income (OCI), respectively. Substantially all of the losses recorded in OCI upon adoption, will be reclassified into earnings by December 31, 2001, net of tax.

2. Deposit of Assets and Maintenance of Qualified Assets

A) Under the provisions of its certificates and the 1940 Act, AECC was required to have Qualified Assets (as that term is defined in Section 28(b) of the 1940
Act) in the amount of $4,064,765 at June 30, 2001. AECC had Qualified Assets of $4,277,633 at June 30, 2001, excluding net unrealized appreciation on Available-for-sale securities of $16,812 and Payable for investment securities purchased of $49,357.

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Notes to Financial Statements (continued)

Qualified assets are valued in accordance with such provisions of Minnesota Statutes as are applicable to investments of life insurance companies. Qualified assets for which no provision for valuation is made in such statutes are valued in accordance with rules, regulations or orders prescribed by the SEC. These values are the same as financial statement carrying values, except for debt securities classified as available for sale and all marketable equity securities, which are carried at fair value in the financial statements but are valued at amortized cost for qualified asset and deposit maintenance purposes.

B) Pursuant to provisions of the certificates, the 1940 Act, the central depository agreement and to requirements of various states, qualified assets of AECC at June 30, 2001 were deposited as follows:

                                                        Required
                                      Deposits          deposits        Excess
Deposits to meet certificate
liability requirements:
    States                          $      360        $      319       $     41
    Central Depository               4,234,531         4,039,119        195,412
                                     ---------        ----------        -------

Total                               $4,234,891        $4,039,438       $195,453
                                    ==========        ==========       ========

The assets on deposit consisted of securities having a deposit value of $3,799,411, mortgage loans of $340,445 and other assets of $95,035.

American Express Trust Company is the central depository for AECC. See note 7C.

3. Investments in Securities

A) Fair values of investments in securities represent market prices and estimated fair values when quoted prices are not available. Estimated fair values are determined by using established procedures involving review of market indexes, price levels of current offerings and comparable issues, price estimates and market data from independent brokers and financial files. The procedures are reviewed annually. AECC's vice president - investments reports to the board of directors on an annual basis regarding such pricing sources and procedures to provide assurance that fair value is being achieved.

A summary of Available-for-sale securities at June 30, 2001 is as follows:

                                                                        Gross          Gross
                                            Amortized     Fair       unrealized      unrealized
                                              Cost        Value         gains          losses
U.S. Government and agencies obligations  $      360   $      376     $    16          $     -
Mortgage-backed securities                 1,432,118    1,434,561       9,947            7,504
State and municipal obligations               14,472       15,037         565                -
Corporate debt securities                  1,978,172    1,990,168      27,894           15,898
Stated maturity preferred stock              270,562      274,175       4,768            1,155
Perpetual preferred stock                     86,849       85,028         208            2,029
Common stock                                     349          349           -                -
                                          ----------   ----------     -------          -------
Total                                     $3,782,882   $3,799,694     $43,398          $26,586
                                          ==========   ==========     =======          =======

                                       12

At June 30, 2001, there were no securities classified as hold to maturity or trading securities.

During the six months ended June 30, 2001, debt securities classified as Available for sale were sold with proceeds of $635,798 and gross realized gains of $16,174 and gross realized losses of $31,883 on such sales.

B) At June 30, 2001, investments in securities with fixed maturities comprised 87% of AECC's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), or by Parent's internal analysts, using criteria similar to Moody's and S&P, when a public rating does not exist. A summary of investments in securities with fixed maturities by rating of investment is as follows:

Rating
Aaa/AAA                       49%
Aa/AA                          2
Aa/A                           2
A/A                           13
A/BBB                          3
Baa/BBB                       24
Below investment grade         7
                             ---
Total                        100%
                             ====

Of the securities rated Aaa/AAA, 86% are U.S. Government Agency mortgage-backed securities that are not rated by a public rating agency. Approximately 14% of securities with fixed maturities, other than U.S. Government Agency mortgage-backed securities, are rated by Parent's internal analysts. No one issuer, other than U.S. Government mortgage-backed securities, is greater than 1% of AECC's total investment in securities with fixed maturities.

C) AECC reserves freedom of action with respect to its acquisition of restricted securities that offer advantageous and desirable investment opportunities. In a private negotiation, AECC may purchase for its portfolio all or part of an issue of restricted securities. Since AECC would intend to purchase such securities for investment and not for distribution, it would not be "acting as a distributor" if such securities are resold by AECC at a later date.

The fair values of restricted securities are determined by the board of directors using the procedures and factors described in note 3A.

In the event AECC were to be deemed to be a distributor of the restricted securities, it is possible that AECC would be required to bear the costs of registering those securities under the Securities Act of 1933, although in most cases such costs would be incurred by the issuer of the restricted securities.

4. Investments in First Mortgage Loans on Real Estate

At June 30, 2001, AECC had no recorded investment nor average recorded investment in impaired mortgage loans.

AECC recognized no interest income related to impaired mortgage loans during the six months ended June 30, 2001.

During the six months ended June 30, 2001, the reserve for loss on mortgage loans increased $1,191 from $744 at Dec. 31, 2000 to $1,935 at June 30, 2001.

At June 30, 2001, there were no commitments for fundings of first mortgage loans outstanding. If there were any commitments, AECC employs policies and procedures to ensure the creditworthiness of the borrowers and that funds will be available on the funding date. AECC's loan fundings are restricted to 80% or less of the market value of the real estate at the time of the loan funding.

At June 30, 2001, approximately 8% of AECC's invested assets were First mortgage loans on real estate. A summary of First mortgage loans by Region and Property Type at June 30, 2001, is as follows:

Region
South Atlantic                    21%
West North Central                17
Mountain                          17
East North Central                15
West South Central                12
Pacific                            8
New England                        5
Middle Atlantic                    5
                                 ---

Total                            100%
                                 ====

Property Type
Office buildings                  28%
Retail/shopping centers           24
Apartments                        18
Industrial buildings              15
Other                             15
                                 ----

Total                            100%
                                 ====

5. Certificate Reserves

Reserves maintained on outstanding certificates have been computed in accordance with the provisions of the certificates and Section 28 of the 1940 Act. The average rates of accumulation on certificate reserves at June 30, 2001 were as follows:

                                                           Average     Average
                                                            gross    additional
                                               Reserve  accumulation    credit
                                               balance      rate         rate
Installment certificates:
Reserves to mature:
   With guaranteed rates                  $   15,312        3.50%         1.65%
   Without guaranteed rates (A)              186,962          -           3.71
Additional credits and accrued interest        5,919        3.17             -
Advance payments and accrued interest (C)        687        3.23          1.92
Other                                             55          -              -
Fully paid certificates:
Reserves to mature:
   With guaranteed rates                     107,633        3.20          1.72
   Without guaranteed rates (A) and (D)    3,678,935          -           2.46
Additional credits and accrued interest       66,821        3.12             -
Due to unlocated certificate holders             253          -              -
                                              ------

Total                                     $ 4,062,577
                                           ==========

A) There is no minimum rate of accrual on these reserves. Interest is declared periodically, quarterly or annually, in accordance with the terms of the separate series of certificates.

B) On certain series of single payment certificates, additional interest is predeclared for periods greater than one year. At June 30, 2001, $1,801 of retained earnings had been appropriated for the predeclared additional interest, which represents the difference between certificate reserves on these series, calculated on a statutory basis, and the reserves maintained per books.

C) Certain series of installment certificates guarantee accrual of interest on advance payments at an average of 3.23%. AECC has increased the rate of accrual to 5.15% through April 30, 2002. An appropriation of retained earnings amounting to $15 has been made, which represents the estimated additional accrual that will result from the increase granted by AECC.

D) American Express Stock Market Certificate, American Express Market Strategy Certificate and American Express Equity Indexed Savings Certificate enable the certificate owner to participate in any relative rise in a major stock market index without risking loss of principal. Generally the certificates have a term of 12 months and may continue for up to 20 successive terms. The reserve balance on these certificates at June 30, 2001 was $1,034,762.

6. Dividend restriction
Certain series of installment certificates outstanding provide that cash dividends may be paid by AECC only in calendar years for which additional credits of at least one-half of 1% on such series of certificates have been authorized by AECC. This restriction has been removed for 2001 and 2002 by AECC's declaration of additional credits in excess of this requirement.

7. Fees Paid to Parent, Affiliated Companies and Directors ($ not in thousands)

A) The basis of computing fees paid or payable to Parent for Investment advisory, joint facilities, technology support and treasury services is:

The investment advisory and services agreement with Parent provides for a graduated scale of fees equal on an annual basis to 0.750% on the first $250 million of total book value of assets of AECC, 0.650% on the next $250 million, 0.550% on the next $250 million, 0.500% on the next $250 million and 0.107% on the amount in excess of $1 billion. The fee is payable monthly in an amount equal to one-twelfth of each of the percentages set forth above. Excluded from assets for purposes of this computation are first-mortgage loans, real estate and any other asset on which AECC pays an outside service fee.

B) The basis of computing fees paid or payable to American Express Financial Advisors Inc. (AEFA) (an affiliate) for Distribution services is:

Fees payable to AEFA on sales of AECC's certificates are based upon terms of agreements giving AEFA the right to distribute the certificates covered under the agreements. The agreements provide for payment of fees over a period of time.

From time to time, AECC may sponsor or participate in sales promotions involving one or more of the certificates and their respective terms. These promotions may offer a special interest rate to attract new clients or retain existing clients. To cover the cost of these promotions, distribution fees paid to AEFA may be lowered.

The Aggregate fees payable under the agreements per $1,000 face amount of installment certificates and a summary of the periods over which the fees are payable are:

                                                                                                Number of
                                                                                        certificate years
                                                       Aggregate fees payable                  over which
                                                                                               subsequent
                                                                            Subsequent    years' fees are
                                               Total         First year          years            payable
On sales effective April 30, 1997            $25.00             $2.50          $22.50                   9

Effective April 25, 2001, fees on the American Express Cash Reserve Certificate (formerly IDS Cash Reserve Certificate) are paid at a rate of 0.0625% of the purchase price at the time of issuance and 0.0625% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date.

Fees on the American Express Flexible Savings Certificate (formerly IDS Flexible Savings Certificate) are paid at a rate of 0.08% of the purchase price at the time of issuance and 0.08% of the reserves maintained for the certificates at the beginning of the second and subsequent quarters from issue date.

Fees on the American Express Investors Certificate are paid at an annualized rate of 1% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one-, two- or three-month term. Fees are paid each quarter from date of issuance on certificates with a six-,12-, 24-, or 36-month term.

Fees on the American Express Preferred Investors Certificate (formerly IDS Preferred Investors Certificate) are paid at the rate of 0.165% of the initial payment on issue date of the certificate and 0.165% of the certificate's reserve at the beginning of the second and subsequent quarters from issue date.

Fees on the American Express Stock Market (formerly IDS Stock Market), sold through AEFA, and American Express Market Strategy (formerly IDS Market Strategy) Certificates are paid at a rate of 0.90%. Fees are paid on the purchase price on the first day of the certificate's term and on the reserves maintained for these certificates at the beginning of each subsequent term.

Fees on the American Express Stock Market Certificates, sold through American Express Bank International, are paid at a rate of 0.90%. Fees are paid on the purchase price on the first day of the certificate's term and on the reserves maintained for these certificates at the beginning of each subsequent term.

Fees on the American Express Equity Indexed Savings Certificate are paid at a rate of 1.00% of the initial investment on the first day of each certificate's term and 1.00% of the certificate's reserve at the beginning of each subsequent term.

C) The basis of computing Depository fees paid or payable to American Express Trust Company (an affiliate) is:

Maintenance charge per account                      5 cents per $1,000 of assets
                                                    on deposit
Transaction charge                                  $20 per transaction

Security loan activity:
   Depositary Trust Company receive/deliver         $20 per transaction
   Physical receive/deliver                         $25 per transaction
   Exchange collateral                              $15 per transaction

A transaction consists of the receipt or withdrawal of securities and commercial paper and/or a change in the security position. The charges are payable quarterly except for maintenance, which is an annual fee.

D) The basis for computing fees paid or payable to American Express Bank Ltd. (an affiliate) for the distribution of the American Express Special Deposits Certificate on an annualized basis is:

1.25% of the reserves maintained for the certificates on an amount from $100,000 to $249,999, 0.80% on an amount from $250,000 to $499,999, 0.65% on an amount from $500,000 to $999,999 and 0.50% on an amount $1,000,000 or more. Fees are paid at the end of each term on certificates with a one-, two- or three-month term. Fees are paid paid at the end of each quarter from date of issuance on certificates with a six-, 12-, 24- or 36-month term.

E) The basis of computing Transfer agent fees paid or payable to American Express Client Service Corporation (AECSC) (an affiliate) is:

Under a Transfer Agency Agreement effective Jan. 1, 1998, AECSC maintains certificate owner accounts and records. AECC pays AECSC a monthly fee of one-twelfth of $10.353 per certificate owner account for this service.

F) During the six months ended June 30, 2001, AECC paid $18,000 for regular compensation to directors not employed by Parent. During the same period, no other fees were paid to directors, members of an advisory board, officers, or persons of whom any officer or director of AECC are affiliated persons other than as described above.

8. Income Taxes

The federal income tax rate applicable to income of AECC for the six months ended June 30, 2001 was based on the effective tax rate expected to be applicable for the full fiscal year ending Dec. 31, 2001.

A reconciliation of the statutory federal income tax rate and the expected federal income tax rate at Dec. 31, 2001 is:

                                                   Rate
Statutory federal income tax rate                 (35.0)%
Dividend exclusion                                 (3.0)
                                                  ------
Expected federal income tax rate                  (38.0)
                                                 -------

9. Derivative Instruments and Hedging Activities

AECC maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. AECC enters into interest rate swaps to manage interest rate sensitivity and enters into options and futures contracts to mitigate the negative effect on earnings that would result from an increase in the equity markets.

AECC is exposed to risk associated with fluctuating interest payments on certain certificate products tied to the London Interbank Offered Rate (LIBOR). AECC's goal is to manage interest rate sensitivity by modifying the repricing characteristics of certificate liabilities so that the interest credited to related investment certificate owners is not adversely affected by movements in interest rates. As a result of interest rate fluctuations, the amount of interest paid on hedged liabilities will positively or negatively impact reported earnings. Income or loss on the derivative instruments that are linked to the hedged liabilities will generally offset the effect of this impact. AECC views this strategy as a prudent management of interest rate sensitivity, such that earnings are not exposed to undue risk presented by changes in interest rates.

AECC uses interest rate swap contracts to hedge the risk of rising interest rates on a portion of these certificate products. Interest rate swaps generally involve the exchange of fixed and variable rate interest rate payments between two parties, based on a common notional principal amount and maturity date. AECC is required to pay the counterparty to the contracts a stream of fixed interest payments, and in turn, receives a stream of LIBOR-based variable interest payments.

Because these derivatives are designated as cash flow hedges, the effective portions of changes in the value of the derivatives are recorded in OCI. Amounts are reclassified from OCI to Investment expenses as interest is credited to certificate reserves. The net receipts (payments) from interest rate swaps are recorded in Investment expenses. The fair value of the interest rate swaps are included in Accounts payable and accrued liabilities on the Balance Sheet.

AECC manages equity market sensitivity by entering into options and futures contracts to mitigate the negative effect on earnings that would result from an increase in equity markets. AECC offers American Express Stock Market Certificates ("SMC") that offer a return based upon the relative change in a major stock market index between the beginning and end of the SMC's term. The SMC product contains an embedded derivative, essentially the equity based return of the certificate, that must be separated from the host contract and accounted for as a derivative instrument per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding change in value of the embedded derivative, the amount of expenses incurred by AECC related to SMC will positively or negatively impact reported earnings. As a means of hedging its obligations under the provisions for these certificates, AECC purchases and writes call options on the major market index. AECC views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

Each purchased (written) call option contract confers upon the holder the right (obligation) to receive (pay) an amount equal to one hundred dollars times the difference between the level of the major stock market index on the date the call option is exercised and the strike price of the option.

On the same series of certificates, AECC also purchases futures on the major market index to hedge its obligations. The futures are marked-to-market daily and exchanged traded, exposing AECC to no counterparty risk.

The options and futures contracts do not receive special hedge accounting under SFAS No. 133. As such, any changes in the fair value of the contracts are taken through earnings. The fair values of the purchased and written call options are included in Other qualified assets and Accounts payable and accrued liabilities, respectively, on the Balance Sheet. The fair value of the embedded derivatives are included under Certificate Reserves. The gains and losses on the options, futures and embedded derivative instruments are recognized in Investment Expenses on the Statement of Operations.

By using derivative instruments, AECC is exposed to credit and market risk. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. AECC monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral where appropriate.

Market risk is the possibility that the value of the derivative financial instrument will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or a major market index. AECC manages the market risk associated with interest rate contracts by establishing and monitoring limits as to the types and degree of risk that may be undertaken. AECC primarily uses derivatives to manage risk and, therefore, the cash flow and income effects of the derivatives are generally inverse to the effects of the underlying hedged transactions.

AECC's holdings of derivative instruments at June 30, 2001 were as follows:

                                                 Fair
                                                value
Assets:
  Purchased S&P 500 futures                        $0
  Purchased call options                       29,914
                                               ------
Total                                         $29,914
                                              -------
Liabilities:
  Interest rate swaps                        $10,019
  SMC embedded derivatives                     8,697
  Corporate bond call derivatives                660
  Written call options                        12,974
                                              -------
  Total                                      $32,350
                                              -------

AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)


Investments in Securities of Unaffiliated Issuers                     Schedule I
($ in thousands)

                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)

    BONDS AND NOTES

    United States Government-
     Direct Obligations
      U. S. TREASURY            5.625%  2006         $ 200          $ 199          $ 205
      U. S. TREASURY NOTE       5.875%  2004           165            161            171
                                                       ---            ---            ---

    Total U.S. Government - Direct Obligations         365            360            376
                                                       ---            ---            ---

    Other Bonds and Notes

    United States Government Agencies
      GNMA ARM #8377            7.750%  2018           378            377            389
      GNMA ARM #8251            7.750%  2017            35             35             36
      GNMA ARM #8365            7.375%  2018           888            888            906
      GNMA ARM #8274            7.625%  2017         1,242          1,241          1,281
      GNMA ARM #8293            7.625%  2017           305            305            315
      GNMA ARM #8283            7.625%  2017           185            184            191
      GNMA ARM #8353            7.375%  2018           502            499            512
      GNMA ARM #8341            7.375%  2018            93             92             94
      GNMA ARM #8240            7.750%  2017           410            405            422
      GNMA ARM #8440            7.625%  2018           504            504            520
      GNMA ARM #8206            6.375%  2017           662            662            678
      GNMA ARM #8428            7.625%  2018           170            170            175
      GNMA ARM #8157            6.375%  2023         2,578          2,617          2,645
      GNMA ARM #8638            7.375%  2025         3,340          3,368          3,405
      FNMA 30 YR #27880         9.000%  2016            25             25             27
      FNMA 30 YR #36225         9.000%  2016            89             90             96
      FNMA 30 YR #040877        9.000%  2017            34             35             36
      FNMA 30 YR #51617        10.000%  2017            48             48             53
      FNMA 15 YR #66458        10.000%  2004           506            508            516
      FNMA 15 YR 70694 MEG      9.500%  2005           465            467            489
      FNMA 15 6.0 #50973        6.000%  2009        18,235         17,932         18,348
      FNMA 10YR #303115         6.500%  2004         3,681          3,599          3,692
      FNMA 15YR #303445         5.500%  2009        10,448         10,127         10,337
      FNMA #73227 MULT-FAM      6.700%  2005         1,685          1,695          1,723
      FNMA 15 YR #A250857       7.000%  2012         8,302          8,285          8,470
      FNMA 15YR #250671         7.500%  2011         7,873          7,893          8,119
      FNMA 15 YR #313561        8.000%  2012         7,422          7,563          7,680
      FNMA 7/1 HYBRID ARM       5.950%  2031        25,000         24,883         24,809
      FNMA 15YR #584829         6.000%  2016        20,793         20,637         20,489
      FNMA 15YR #585830         6.000%  2016        38,570         37,939         38,005
      FNMA 30YR #303970         6.000%  2024        19,250         18,992         18,709
      FNMA 20YR #253801         6.000%  2021        42,921         41,950         41,821
      FNMA 15YR #535454         6.000%  2015        29,542         29,533         29,350
      FNMA 15YR #484933         6.000%  2014        16,284         16,245         16,146

                                       20



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      FNMA 15YR #323322         6.000%  2013        41,097         40,835         40,830
      FHLMC 15YR #E76761        6.500%  2014        14,628         14,398         14,715
      FNMA 15YR #323748         6.500%  2014        19,416         19,009         19,489
      FNMA 15YR #323833         6.000%  2014         9,291          9,202          9,213
      FNMA 15YR #509806         6.500%  2014         8,603          8,527          8,660
      FNMA 15YR #252381         5.500%  2014        20,818         20,324         20,245
      FNMA 15YR 5.5 252344      5.500%  2014        22,012         21,518         21,373
      FNMA 15YR 6% #323290      6.000%  2013        21,191         21,052         21,053
      FNMA 15YR #252259         5.500%  2014        24,625         24,223         23,986
      FNMA 7.0 15YR 250670      7.000%  2011         2,699          2,719          2,754
      FNMA 15YR #313522         7.000%  2012        16,235         16,325         16,638
      FNMA 15YR #367005         7.000%  2012         5,993          5,961          6,127
      FNMA 15YR #313042         7.000%  2011         6,224          6,248          6,351
      FNMA SER 97-2E            7.000%  2024        10,000          9,906         10,218
      FNMA 97-2C CMO            7.000%  2020        10,290         10,291         10,327
      FNMA 1999-8 QD CMO        6.000%  2014        10,000          9,915          9,721
      FNMA 2001-22 C CMO        6.000%  2011        21,054         20,981         20,549
      FNMA 2001-14 DA CMO       6.000%  2028        24,458         24,172         23,822
      FNMA 2001-12 LC CMO       6.000%  2029        24,477         24,181         24,126
      FNMA CMO 2000-32 AL       7.000%  2025        15,103         14,986         15,433
      FNMA 1999-51 LJ CMO       6.500%  2021        10,343         10,210         10,546
      FN 98 50 CLASS PA         6.000%  2012         6,796          6,799          6,815
      FNMA 98-8 A SEQ CMO       6.500%  2024         4,722          4,723          4,775
      FNMA 97-74 G SEQ CMO      6.500%  2024         4,390          4,374          4,422
      FNMA 96-10 C CMO SEQ      6.500%  2023         4,167          4,042          4,218
      FNMA 97-17 CMO            7.000%  2022         9,776          9,749          9,853
      FNMA ARM #70007           7.695%  2017           775            775            793
      FNMA ARM #70117           7.815%  2017           249            249            253
      FNMA ARM #97822           6.462%  2020            39             39             40
      FNMA ARM#88879 3X3        7.307%  2019           964            964            976
      FNMA ARM#105989 3X3       7.455%  2020           803            803            814
      FNMA ARM #249907          8.250%  2024         3,587          3,640          3,738
      FNMA ARM#89125 SEMI       7.626%  2019         2,738          2,794          2,737
      FNMA ARM #303259          7.535%  2025         2,449          2,515          2,523
      FNMA ARM#190726 SEMI      7.440%  2033         4,498          4,589          4,553
      FN ARM #584507 HYBD       5.962%  2031         9,406          9,364          9,414
      FN 7/1 HYBRID 584059      5.930%  2031        31,717         31,544         31,736
      FHLMC 15 YR #200064       8.000%  2002            19             19             19
      FHLMC 15 YR #212119       9.500%  2001             7              7              7
      FHLMC 15 YR #200048       9.000%  2001             9              9              9
      FHLMC 15YR #380025        9.500%  2003           110            110            112
      FHLMC 15 YR #219679       9.500%  2003            32             32             33
      FHLMC 15 YR #219757      11.000%  2003             6              6              6
      FHLMC 15 YR #502175      10.500%  2004             2              2              2
      FHLMC LOANS #885005       9.500%  2002           136            136            141
      FHLMC 15 YR #885009       9.500%  2003           313            313            324
      FHLMC LOANS #885008      10.000%  2003           322            323            335
      FHLMC GOLD E00151         7.500%  2017         2,204          2,264          2,279
      FHLMC 15YR G10364         7.000%  2010         7,061          7,030          7,224
      FHLM 15 6.5 #G10369       6.500%  2010        17,590         17,414         17,918
      FHLMC 15YR #E00383        7.000%  2010         6,759          6,749          6,906
      FH GD 15YR #E00426        6.500%  2011         4,277          4,242          4,337
      FH15YR #G10439 GOLD       6.500%  2011         2,152          2,108          2,187



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      FHLMC 15YR G10665 GD      7.000%  2012        33,479         33,405         34,179
      FHLMC 20YR #C90448        6.000%  2021        23,337         22,717         22,717
      FHLMC 15YR G11143         6.000%  2014        19,660         19,489         19,537
      FHLMC 15YR #E83659        6.000%  2016        52,606         52,360         51,868
      FHLMC 20YR #D94618        6.000%  2021        43,276         42,553         42,038
      FHLMC 15YR #E00975        6.000%  2016        49,831         49,746         49,132
      FHLMC 20YR #C90441        6.000%  2021        73,898         72,459         71,785
      FHLMC 15YR #E83358        6.000%  2016        25,806         25,750         25,444
      FHLMC 15YR #E83365        6.000%  2016         7,438          7,401          7,334
      FHLMC 15YR #E83348        6.000%  2016        28,797         28,768         28,393
      FHLMC 15YR #E83132        6.000%  2016        31,303         31,148         30,864
      FHLMC 20YR #C90437        6.000%  2019        27,401         26,990         26,618
      FHLMC 15YR #E83349        6.000%  2016        24,777         24,715         24,429
      FHLMC 20YR #D94602        6.000%  2021        10,034          9,889          9,747
      FHLMC 15YR #G11090        6.000%  2015        19,061         18,991         18,858
      FHLMC 15YR #E77557        6.500%  2014         1,834          1,795          1,843
      FHLMC 15YR #G11004        7.000%  2015         6,454          6,421          6,581
      FHLMC 15YR #E80594        6.500%  2014         6,682          6,546          6,726
      FHLMC 15 YR #E81066       6.500%  2014        13,027         12,763         13,113
      FHLMC 15YR #G10949        6.500%  2014        12,400         12,248         12,462
      FHLMC T-009 A2 HEL        6.430%  2013         1,415          1,415          1,420
      FHLMC GOLD E00484         6.500%  2012         4,061          3,981          4,081
      FHLMC15YR E00388GOLD      7.000%  2010         4,420          4,361          4,541
      FHLMC 2313 A CMO          6.000%  2030        24,994         24,685         24,283
      FHLMC 2318 GA CMO         6.000%  2029        24,715         24,529         24,304
      FHLMC 2311 A CMO          6.000%  2027        49,044         48,759         48,829
      FHLMC 2274-HC CMO         6.000%  2028        19,142         18,967         19,057
      FHLMC CMO 213 AB          7.000%  2005        16,307         16,269         16,622
      FHLMC 2184 CL TA CMO      6.500%  2026         7,240          7,141          7,368
      FHLMC 2019 CLASS C        6.500%  2019        11,653         11,421         11,834
      FHLMC ARM #840035         8.214%  2019           259            259            261
      FHLMC ARM #605050         8.428%  2018           231            231            238
      FHLMC ARM #605041         8.136%  2019           146            146            150
      FHLMC ARM #605048         7.768%  2018           564            564            579
      FHLMC ARM #605433         7.153%  2017           865            865            886
      FHLMC ARM #605432         8.218%  2017           260            260            265
      FHLMC ARM #405185         7.975%  2018           636            636            656
      FHLMC ARM #630074         7.625%  2018           284            284            284
      FHLMC ARM #630048         8.375%  2018            11             11             11
      FHLMC ARM #405092         8.120%  2019           524            524            537
      FHLMC ARM #840072         7.008%  2019           881            881            886
      FHLMC ARM #605454         7.685%  2017         1,872          1,872          1,901
      FHLMC ARM #405437         8.275%  2019           170            170            174
      FHLMC ARM #405455         8.352%  2019           503            503            515
      FHLMC ARM #405243         6.993%  2019           371            371            382
      FHLMC ARM #606025         7.378%  2019         2,515          2,515          2,547
      FHLMC ARM #606024         6.984%  2019           723            723            734
      FHLMC ARM #405014         8.282%  2019           266            266            273
      FHLMC ARM 840031          8.114%  2019           150            150            153
      FHLMC ARM #840036         8.331%  2019           452            452            463
      FHLMC ARM #405615         7.806%  2019           494            494            506
      FHLMC ARM #405360         8.209%  2019           458            458            470
      FHLMC ARM #635054         8.283%  2020            88             88             89


                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      FHLMC ARM #405675         8.375%  2020           189            189            194
      FHLMC ARM#865008 3X3      7.927%  2018         2,648          2,648          2,712
      FHLMC ARM #845154         8.167%  2022         1,142          1,175          1,165
      FHLMC ARM #845654         8.509%  2024         3,754          3,805          3,896
      FHLMC ARM #350190         6.750%  2022         1,135          1,169          1,180
      FHLMC ARM #845523         8.270%  2023         1,216          1,251          1,241
      FHLMC ARM #845733         7.637%  2024         5,653          5,744          5,870
      FHLMC ARM #845730         7.854%  2024         5,849          6,035          5,969
      FHLMC ARM #846072         8.028%  2022         1,908          1,952          1,936
      FHLMC ARM#846107LIB       8.830%  2025         1,513          1,547          1,537
      FHLMC ARM#785363 3X1      8.397%  2025         1,225          1,240          1,260
      FHLMC ARM #606903         7.875%  2022           113            113            112
      FHLMC ARM#785634 3X1      8.629%  2026         1,402          1,406          1,419
      FHLMC ARM#785619 3X1      8.750%  2026           931            936            944
                                                     -----          -----          -----

    Total United States Government Agencies      1,444,590      1,432,118      1,434,561
                                                 ---------      ---------      ---------

    Municipal Bonds

    California
      CAL HSG 95-O TAX MUN      7.740%  2016         2,805          2,805          2,888
      CAL HSG FIN 1996-M        7.890%  2016         4,080          4,080          4,200

    Colorado
      CO HLTH-POUDRE TAXAB      6.950%  2003         7,500          7,497          7,855

    New York
      WY VALLEY PA SWR          5.125%  2007            90             90             94
                                                        --             --             --

    Total Municipal Bonds                           14,475         14,472         15,037
                                                    ------         ------         ------

    Public Utility
      AES CORP SNR SUB NTS      8.375%  2007         5,000          4,706          4,706(b)(d)
      ALABAMA POWER             7.850%  2003         7,000          6,989          7,321
      ALLIED WASTE              7.375%  2004         2,800          2,746          2,790
      AMER ELEC PWR AEP         6.125%  2006         7,500          7,478          7,385
      ASHLAND OIL MTN           7.830%  2005        10,000         10,000         10,410
      AVON ENERGY               6.730%  2002         4,750          4,750          4,774(d)
      BAROID CORP               8.000%  2003         5,000          4,995          5,214
      BARRETT RESOURCES         7.550%  2007         3,000          3,002          3,076
      CSW INVESTMENTS 144A      6.950%  2001        10,000         10,000         10,008(d)
      SPPC 99-1A ABS            6.400%  2011         6,138          6,136          6,173
      CALPINE CORP              7.750%  2009         3,500          3,498          3,254
      CENTURYTEL INC P/C        7.750%  2012         5,900          6,061          6,212
      CINERGY CORP              6.125%  2004         4,000          3,996          3,920
      CONOCO INC GLOBAL         5.900%  2004         7,500          7,494          7,560
      CROSS TIMBERS OIL CO      8.750%  2009         3,000          3,000          3,068
      CYTEC INDUSTRIES INC      6.500%  2003        10,500         10,496         10,460
      DTE ENERGY CO             6.000%  2004        10,000          9,978         10,010
      DOMINION RESOURCES        7.600%  2003        11,000         10,999         11,461
      DYNEGY CORP               6.875%  2002         3,000          2,999          3,050
      ENRON CORP                6.625%  2003         5,000          5,014          5,106



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      ENRON CORP                6.450%  2001        10,000         10,000         10,055
      GEORGIA POWER             5.750%  2003         5,000          4,993          5,059
      GLOBAL CROSSING HLDG      9.500%  2009         1,500          1,174          1,174
      GLOBAL CROSSING HLDG      8.700%  2007           500            383            383
      KN ENERGY INC             6.450%  2003         8,000          7,995          8,122
      LIMESTONE ELCTN 144A      8.625%  2003        11,000         11,065         11,419(d)
      LYONDELL CHEM CO          9.625%  2007         1,500          1,493          1,493
      MCN INV`T CORP MTN        6.890%  2002         9,000          9,002          9,102
      MIDAMERICAN ENERGY        7.375%  2002         5,000          4,994          5,093
      MIRANT 144A W /RR         7.625%  2006         3,300          3,300          3,323(d)
      MITCHELL ENERGY           6.750%  2004         6,500          6,616          6,515
      NRG ENERGY P/C 144A       8.700%  2005         8,000          8,350          8,675(d)
      NEWFIELD EXPLORATION      7.625%  2011         1,000          1,002          1,009
      NEW PARK RESOURCES        8.625%  2007         2,500          2,475          2,475
      NEXTEL COMMUNICATION      9.375%  2009         1,500          1,189          1,189
      NIAGARA MHWK PWR          7.375%  2003         3,000          3,048          3,090
      NISOURCE FINANCE          7.500%  2003         5,000          4,993          5,186
      OSPREY TRUST 144A         8.310%  2003         5,000          5,000          5,148(d)
      PP&L CAPITAL FDG MTN      7.750%  2005         3,000          2,997          3,088
      PUBLIC SERV E&G CAP       6.800%  2002        10,000         10,007         10,253(d)
      PUB SERVICE ELEC GAS      6.740%  2001        12,000         12,000         12,092(d)
      PRAXAIR INC               6.750%  2003         5,000          4,921          5,122
      PROGRESS ENERGY           6.550%  2004         2,500          2,500          2,548
      PROGRESS ENERGY           6.750%  2006         2,100          2,098          2,138
      QWEST COMMUNICATION       7.250%  2008         3,000          3,000          2,997
      REPUBLIC SERVICES         6.625%  2004         5,000          4,984          5,029
      RIO ALTO EXPLORATION      7.690%  2005         9,000          9,000          9,223(b)(d)
      ROGERS CANTEL INC         8.800%  2007         1,000            940            940
      SANTA FE SNYDER           8.050%  2004         2,000          1,984          2,063
      SPRINT CORP               8.125%  2002         5,000          5,042          5,135
      USX CORP                  7.200%  2004        10,000         10,139         10,312
      USA WASTE SERVICES        6.500%  2002        10,000          9,999         10,081
      US WEST CAP FDG           6.875%  2001        10,000          9,999         10,021
      VIRGINIA ELECTRIC         5.750%  2006         4,675          4,659          4,599
      VODAFONE AIRTOUCH         7.625%  2005        10,000         10,210         10,500
      WILLIAMS COMM            10.875%  2009           500            205            205
      WILLIAMS CO INC           6.500%  2002        12,000         11,997         12,152
      WISCONSIN ENERGY          5.875%  2006        10,000          9,953          9,928
                                                    ------          -----          -----

    Total Public Utility                           338,663        338,043        342,894
                                                   -------        -------        -------

    Finance
      AG CAP SR NT FLT A        4.843%  2004        20,000         19,945         19,550(b)(d)
      AMB REIT                  7.200%  2005         5,000          4,993          5,075
      AT&T CAPITAL CORP         6.900%  2002        15,000         14,996         15,220
      AERCO LDT S-1A CL C1      5.473%  2023        13,217         13,096         13,045
      O`N`E` LOAN TRUST 97      4.600%  2007        25,000         25,052         25,052(b)(d)
      WASHINGTON MUTUAL         6.300%  2002         8,000          8,053          8,118
      ATHENA CBO FLT AAA        4.609%  2010        10,000          9,971         10,000(d)
      BAMS 1998-2 1A5           6.750%  2028        14,217         14,045         14,408
      BALL 2001-FM A1           6.119%  2010         4,878          4,878          4,821(d)
      BANK OF AMER              7.125%  2006         5,000          5,259          5,226
      BANK ONE                  6.500%  2006        10,000         10,136         10,139



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      BANK OF AMERICA GBL       6.625%  2004         5,000          4,994          5,159
      BANPONCE FIN CORP         6.580%  2003         5,000          4,993          5,111
      BISTRO TRST 1997-100      6.350%  2002         7,000          6,994          7,177(d)
      CWHL 2000-7R A1 CMO       6.500%  2030        16,889         16,564         16,997
      CAPITAL ONE BANK          6.375%  2003         5,500          5,494          5,511
      CAPITAL ONE BANK          4.689%  2003        12,000         12,000         11,995
      CARAVELLE INV B FLTG      7.604%  2005        17,500         17,442         16,917
      CAPSTAR HOTEL             8.750%  2007         3,000          2,997          2,985
      CARCO AUTO 97-1           6.689%  2004         2,499          2,499          2,499
      CATERPILLER FINANCE       6.875%  2004         5,000          4,988          5,199
      CXHE 2001-A A4            6.470%  2029        10,000         10,033         10,014
      CCMSC 1997-2 CLSS A1      6.450%  2004         2,609          2,610          2,665
      CHASE 1999-AS2A H1        6.500%  2029         7,953          7,972          8,054
      CMSI 2001-6 A2 CMO        6.500%  2029        14,606         14,641         14,593
      COMMERCIAL CREDIT         8.250%  2001         9,000          8,993          9,116
      CONTI MTG HEL TRTA-6      6.690%  2016         8,358          8,358          8,513
      CONTI 98-1 CLASS A5       6.430%  2016        10,000         10,000         10,134
      COUNTRYWIDE               5.250%  2004        10,000          9,978          9,924
      DLJ CMC 99-CG3 A1-A       7.120%  2008         9,069          9,106          9,484
      ML CLO SR98 DELANO-1      4.970%  2009        10,500          7,311          7,311
      DIME BANCORP              9.000%  2002         5,000          5,000          5,234
      DUKE REALTY               7.300%  2003         7,500          7,497          7,726
      ECH FUNDING 98-1 A-2      5.350%  2010        19,000         19,000         17,171(d)
      EQUICREDIT 97-3 A6        6.610%  2021         5,000          5,005          5,109
      ELAN PHARMACEUTICAL       8.430%  2002        10,000         10,000         10,277(b)(d)
      ELAN PHARMACEUTICAL       7.620%  2005         7,000          7,000          7,236(b)(d)
      FDIC 96-1C CLASS 1A       6.750%  2026         1,464          1,464          1,487
      FMAC LLC 98-D CL A-1      6.111%  2019         2,837          2,843          2,873(d)
      FBMS 93-2 CL B1 CMO       7.500%  2033         5,348          5,468          5,446
      FBMS 93-M1 CL 1A CMO      6.750%  2006         8,490          8,398          8,640
      FIRST DOMINION CBO 1      6.619%  2013        19,000         18,874         17,738(d)
      FIRST UNION CORP          6.625%  2004         3,000          2,993          3,094
      FULB 97-C1 A-1 MBS        7.150%  2004         5,000          5,039          5,159
      FULB 97-C2 CLASS A1       6.479%  2004         3,682          3,690          3,742
      FIRSTPLUS 98-A-A NIM     10.435%  2023         3,434          3,434          3,519(b)(d)
      GATX CAP CORP MTN         6.360%  2002         5,000          4,980          4,948
      GECMS 99-15 A1            6.750%  2029        16,583         16,201         16,741
      GMAC 96-C1 COMM MBS       6.790%  2003           495            495            496
      GMAC 97-C2 A CMBS         6.451%  2004         3,846          3,854          3,916
      GS-96PROTECT LIFE A1      7.020%  2027         3,760          3,815          3,837
      GOLDMAN SACHS             7.625%  2005        10,000         10,604         10,586
      GREENTREE EQ 96-B         7.700%  2018         7,424          7,511          7,315
      GREENPOINT BANK           6.700%  2002         9,250          9,261          9,364
      HELLER FINANCIAL          6.440%  2002         5,000          4,994          5,092
      HELLER FIN                7.875%  2003         5,000          4,995          5,225
      HELLER FINANCIAL          7.500%  2002         5,000          4,998          5,145
      HOMESIDE LENDING          6.875%  2002        10,000          9,999         10,186
      HOUSEHOLD FINL CORP       6.500%  2006         2,000          1,996          2,033
      HOUSEHOLD FIN MTN         7.100%  2002        10,000          9,999         10,238
      MSC 2000-HG C             7.826%  2005         2,500          2,500          2,611(d)
      INDOSUEZ CAP B-2 CLO      5.620%  2010        16,500         16,390         15,396(d)
      IROQUOIS TRUST 97-2A      6.752%  2007         4,805          4,803          4,861(d)
      JPMCC 2001-CIBIC1 A1      5.288%  2033         7,210          7,210          7,195



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      LBCMT 98-C1 A-1 CMBS      6.330%  2004         2,724          2,730          2,775
      LBCMT 98-C4 A1A CMBS      5.870%  2006         4,253          4,265          4,269
      LIFT 2001-1 A3 ABS        4.400%  2016         5,000          5,000          4,917
      LEH BROS HLDG             6.250%  2006        10,000          9,982          9,966
      LONG ISL SAV BK           7.000%  2002         5,000          4,997          5,070
      MBNA AMERICA              7.750%  2005         6,000          5,980          6,190
      MGIC INVT CORP            7.500%  2005         7,000          6,976          7,270
      ML CBO14 98-E&P-1 FL      0.000%  2010        11,000              -           -(d)
      MERCANTLE SAFE BK CD      7.400%  2002         7,500          7,500          7,641
      ML CLO 98 PILG-3          0.000%  2010         7,500          6,972          2,625
      ML CBO 98 AIG-2 B-1       0.000%  2010         6,500            650            650
      MONEYSTORE 97-A A6        7.210%  2021         1,012          1,012          1,016
      JPMS 96-C2 CL A           6.470%  2027         2,094          2,101          2,135
      JPM 98-C6 A1 CMBS         6.373%  2030         2,224          2,229          2,266
      JPMC 99-C7 A1 CMBS        6.180%  2035         8,891          8,925          8,953
      JPMC 2000-C9 A1           7.590%  2032         4,493          4,511          4,718
      MS CAP 1996-WFI MBS       7.233%  2006         9,050          9,106          9,456
      MORGAN STANLEY DEAN       6.100%  2006         5,000          4,995          4,990
      MS CAP 1 1997-XL A-1      6.590%  2030        13,271         13,304         13,620
      MS CAP 98-WF1 CMBS        6.250%  2007         1,946          1,952          1,977
      MCF 96-MC2 CLS A1         6.758%  2004         5,204          5,219          5,336
      NPF12 2000-1 A ABS        4.854%  2003        10,000         10,000          9,981(d)
      NSCOR 1998-7 A2           6.750%  2028         8,655          8,547          8,729
      NSCOR 99-23 A1            7.000%  2029         8,136          7,963          8,246
      NSCOR 1999-14 A8 CMO      6.500%  2029        18,728         18,766         18,961
      ORIX CR ALL 144A MTN      6.640%  2002        16,000         16,000         16,107(d)
      PAMCOIII CLO 98-1 B2      5.664%  2010        19,000          9,804          9,804(b)(d)
      BANK POPULAR N.A.         6.625%  2002        12,000         11,997         12,138
      PROVIDIAN 97-4-A CRD      6.250%  2007        10,500         10,494         10,747
      PROVIDIAN NATL BANK       6.700%  2003        13,000         12,996         13,143
      PHMS 1993-39 A8 SUPP      6.500%  2008         4,969          4,890          5,008
      QUEBECOR WLD CAP          7.200%  2006        10,000         10,000          9,988(b)(d)
      RFMSI 1998-S23 CL A1      6.000%  2028         6,872          6,888          6,886
      RFMSI 98-S13 CL A23       6.750%  2028         3,236          3,205          3,260
      RFMS2 2000-HI4 AI3        7.490%  2013        10,000          9,999         10,357
      RASC 99-KS1 AI4 ABS       6.390%  2027         5,000          4,988          5,003
      SL CMBS 97-C1 CLS A       6.875%  2004         7,392          7,426          7,586(d)
      SBM7 2000-C1 A1           7.460%  2008         9,368          9,328          9,800
      SALOMON SB HLDS           5.875%  2006         5,000          4,986          4,959
      SANWA BUS CREDIT MTN      7.250%  2001        10,000         10,000         10,054(b)(d)
      SAXON 98-1 AF3 HEL        6.450%  2024           390            390            392
      SAXON 95-1 BA2 ARM        8.163%  2025           668            678            672
      STRATG HOTEL99-C1 C       5.520%  2004         5,000          5,000          5,015(b)
      SIMSBURY IV FLTR CLO      7.091%  2011         4,500          4,500          4,500
      SOMERS CBO FLT            7.106%  2012        11,000         10,937         11,000(d)
      SOVEREIGN BANCORP        10.250%  2004         1,000          1,000          1,048
      SOVEREIGN BANK 144A      10.200%  2005         4,562          4,562          4,832(d)
      GMPT 99-C1 D CMBS         5.030%  2004         3,000          3,000          3,002(d)
      TCW GEM II 144A FLT       6.016%  2012        25,000         23,601         20,566(d)
      TRANS OCEAN CRP 144A      6.670%  2007         7,104          7,080          7,269(d)
      TRIZEC 2001-TZH C3        6.522%  2013         5,000          5,000          5,002(d)
      UCFC 97-B CL A-4 ABS      6.940%  2023         4,314          4,313          4,378
      UNIFRAX INVESTMENT       10.500%  2003         5,000          4,750          4,750



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      US BANCORP MTN J          7.500%  2003        10,000         10,000         10,464
      VAN KAMPEN CLOII LMT      0.000%  2008         5,000          2,500          2,500(b)(d)
      VANDERBILT 98-A A2        6.140%  2006           418            418            419
      WACHOVIA CORP             7.450%  2005         5,000          5,000          5,260
      WASHINGTON MUTUAL         7.500%  2006         1,400          1,393          1,478
      WAYLAND FUND              7.790%  2004         5,000          5,000          5,000(b)(d)
      ICI INVESTMENTS EMTN      6.750%  2002        10,000         10,022         10,173
                                                    ------         ------         ------

    Total Finance                                  958,797        924,528        923,965
                                                   -------        -------        -------

    Industrial
      AAF MCQUAY                8.875%  2003        10,000          9,900          9,900
      AGCO CORP                 8.500%  2006         5,000          4,550          4,550
      AK STEEL CORP             9.125%  2006         2,000          2,035          2,043
      AOL TIME WARNER           6.125%  2006         8,000          7,984          8,003
      ABITIBI CONSOLIDATED      8.300%  2005         3,250          3,249          3,386
      ADELPHIA COMM CORP        7.875%  2009         1,600          1,396          1,396
      ADVANCED LIGHTING         8.000%  2008         1,000            670            670(d)
      AMER AIRLINES LESSEE      6.400%  2008         2,032          2,032          2,032(b)(d)
      AMER AIRLINES LESSEE      6.400%  2008         1,634          1,634          1,634(b)(d)
      AMER AIRLINES LESSEE      6.400%  2008         1,956          1,956          1,956(b)(d)
      AMER AIRLINES LESSEE      6.400%  2008         2,016          2,016          2,016(b)(d)
      AMER AIRLINES LESSEE      6.400%  2008           395            395            395(b)(d)
      AMER AIRLINES LESSEE      6.400%  2008           394            394            394(b)(d)
      AMERICAN AIR ETC          8.970%  2008         9,510          9,762         10,024
      AMER AXLE & MFG INC       9.750%  2009         2,000          1,987          2,000
      AMERICAN HOME PROD        5.875%  2004         5,000          4,994          5,020
      AMERICAN HOME PROD        6.250%  2006         5,000          4,999          4,993
      AMERICAN STANDARD         7.375%  2008         2,000          1,912          1,970
      AMERICAN STANDARD         7.375%  2005         1,000            987          1,000
      ANTENNA TV SA             9.000%  2007         5,000          4,170          4,170
      AON CORP                  6.900%  2004         3,000          2,997          3,070
      ARGO-TECH CORP            8.625%  2007         2,000          1,790          1,790
      AVIATION SALES            8.125%  2008         2,000            800            800(e)
      BALL CORPORATION          7.750%  2006         2,000          1,999          2,020
      BECKMAN INSTRUMENTS       7.100%  2003         5,000          5,000          5,063
      A.H. BELO                 6.875%  2002        17,885         17,995         18,048
      BLACK & DECKER            7.500%  2003        10,000         10,133         10,321
      BURLINGTON NORTHERN       6.375%  2005         5,000          4,999          5,000
      CSC HOLDINGS INC          7.875%  2007         3,500          3,351          3,453
      CSX CORP                  7.050%  2002        10,000          9,999         10,159
      CSX CORP MTN              4.339%  2002         5,000          4,999          4,996
      REYNOLDS METALS CAN       6.625%  2002         7,800          7,815          7,863
      CANANDAIGUA WINE          8.625%  2006         1,000            989          1,035
      CHARTER COMM HLDGS        8.250%  2007         2,000          1,875          1,875
      CHIQUITA BRANDS INTL     10.250%  2006         3,000          1,440          1,440
      CINEMARK USA INC          8.500%  2008         2,000          1,640          1,640
      CLEAR CHANNEL COMM        4.440%  2002         5,000          5,000          5,010
      CLEAR CHANNEL             7.250%  2003         5,000          4,998          5,148
      COLTEC INDUSTRIES         7.500%  2008         2,000          1,998          2,016
      COLUMBIA/HCA HEALTHC      6.910%  2005         2,000          1,950          1,950
      COMCAST CABLE COMM        6.375%  2006         3,800          3,791          3,811
      COMPAQ COMPUTER           7.450%  2002         5,000          4,998          5,088



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      CONAGRA                   7.500%  2005         4,000          3,993          4,137
      CONTAINER CORP AMER       9.750%  2003         4,000          3,992          4,100
      CONTL AIR EETC 96-1A      6.940%  2013         8,376          8,648          8,421
      COX ENTERPRISES 144A      6.625%  2002        25,000         24,980         25,321(b)(d)
      CROWN CORK & SEAL         6.750%  2003         3,950          1,896          1,896
      DR HORTON                 8.000%  2009         2,000          1,991          1,920
      DAIMLERCHRYSLER HLDG      7.125%  2003        10,000          9,994         10,308
      TARGET CORP               6.400%  2003        10,000          9,992         10,210
      TARGET CORP               6.800%  2001         5,000          5,000          5,029
      DELHAIZE AMERICA 144      7.375%  2006         7,500          7,545          7,660(d)
      DELPHI AUTO SYSTEMS       6.550%  2006         5,000          4,994          4,994
      DIAGEO CAPITAL PLC        6.625%  2004         6,000          5,996          6,198
      DOMAN INDUSTRIES LTD      9.250%  2007         3,000          1,650          1,650
      DURA OPERATING CO         9.000%  2009         3,000          2,820          2,820
      BERGEN BRUNSWIG(DUR)      7.000%  2006        20,000         17,295         17,295(b)(d)
      ENTERPRISE RENT CAR       6.950%  2004         9,000          9,063          9,054(d)
      EARTHGRAINS CO            8.375%  2003         5,000          4,991          5,108
      EARTHGRAINS CO            8.500%  2005         4,000          3,991          4,096
      EMMIS COMM CORP           8.125%  2009         2,000          1,870          1,870
      ENERGIZER HOLDINGS        7.860%  2005         7,000          7,000          7,291(b)(d)
      EXIDE CORP               10.000%  2005         2,000          1,710          1,710
      EYE CARE CENTERS          8.210%  2008         2,000            800            800
      FEDDERS N. AMERICA        9.375%  2007         3,000          2,670          2,670
      FEDERAL-MOGUL             8.800%  2007         4,000            600            600
      FORD MTR CRED-GLOBAL      6.700%  2004         5,000          4,995          5,120
      FORD MOTOR CREDIT CO      6.875%  2006         5,000          5,097          5,067
      GE CAP CORP GLOBAL        6.700%  2002         7,500          7,496          7,702
      GMAC MTN                  6.380%  2004        14,000         14,000         14,340
      GIANT INDUSTRIES          9.000%  2007         5,000          5,000          4,850
      GRAHAM PACKAGING FLT      9.133%  2008         1,000            700            700
      HASBRO INC                7.950%  2003        15,000         14,475         14,475
      HAYES WHEELS INT'L        9.125%  2007         3,000          2,250          2,250
      HAYES WHEELS INT`L        9.125%  2007         1,000            750            750
      HERITAGE MEDIA            8.750%  2006         4,500          4,566          4,433
      ISPMEX 144A LIQUID       10.125%  2003         1,991          1,916          1,916(d)
      INGERSOLL RAND            5.800%  2004        10,000          9,992          9,999
      INSIGHT MIDWEST 144A     10.500%  2010         1,500          1,495          1,575(d)
      INTEGON CORP              9.500%  2001         2,000          1,999          2,025
      INTL FLAVOR FRAGRAN       6.450%  2006        10,000          9,982          9,979(b)(d)
      INT`L GAME TECH           7.875%  2004         2,000          1,988          2,020
      INTL PAPER CO             8.000%  2003        10,000          9,983         10,430
      INT`L SHIPHOLDING         7.750%  2007         2,000          1,993          1,880
      INTERPOOL INC             6.625%  2003        12,500         12,145         12,145
      JONES APPAREL             7.500%  2004         3,000          2,995          3,051
      JONES APPAREL             7.875%  2006         2,000          1,995          2,011
      KAUFMAN & BROAD HOME      7.750%  2004         3,000          2,987          2,970
      KELLOGG CO 144A           5.500%  2003         5,000          4,997          5,014(d)
      KROGER CO                 8.150%  2006         4,000          4,003          4,291
      LAMAR MEDIA CORP          8.625%  2007         5,000          5,005          5,100
      LGETT&PLATT MTN SERD      7.185%  2002        10,000          9,987         10,248(d)
      MJD COMMUNICATIONS        8.418%  2008         3,000          1,950          1,950
      MARK IV                   7.500%  2007         3,000          1,830          1,830
      MEDIAONE GROUP INC        6.850%  2002        15,500         15,499         15,624



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      FRED MEYERS INC           7.150%  2003         5,000          4,996          5,134
      MULTICARE CO              9.000%  2007         4,000            200            200(e)
      MURRIN-MURRIN 144A        7.000%  2005         1,360          1,132          1,132(b)(d)
      MURRIN-MURRIN 144A        7.000%  2005         2,040          1,698          1,698(b)(d)
      NCI BUILDING SYSTEMS      9.250%  2009         2,000          2,024          1,890
      NORFOLK SOUTHERN          6.950%  2002        15,000         15,043         15,246
      NORTEK INC                9.125%  2007         2,500          2,450          2,450
      NORTHWEST A-2 EETC        6.841%  2011        10,000         10,000         10,007
      OFFSHORE LOGISTICS        7.875%  2008         2,000          2,003          1,880
      P&L COAL HLDGS            8.875%  2008         1,000          1,002          1,045
      PARACELSUS HEALTH        10.000%  2006         5,000          1,650          1,650(e)
      PARK-OHIO INDUSTRIES      9.250%  2007         1,000            815            815
      PARK PLACE ENTERTAIN      7.875%  2005         1,000            961          1,003
      PARK PLACE ENTERTAIN      8.875%  2008           500            500            521
      PHILIP MORRIS             7.500%  2004         5,000          5,174          5,201
      PINNACLE ONE PARTNRS      8.830%  2004         6,000          6,000          6,170(b)(d)
      PRINTPACK INC             9.875%  2004         2,500          2,500          2,581
      PULTE CORP                9.500%  2003        13,000         13,000         13,509
      QUAKER OATS               6.940%  2003         1,500          1,501          1,546
      ROLLINS TRUCK             6.875%  2001         5,000          5,000          5,009
      RYERSON TULL INC          8.500%  2001         5,000          5,000          4,997
      S C INTERNATIONAL         9.250%  2007         5,000          5,018          5,356
      SAFECO CORPORATION        7.875%  2003         7,000          6,987          7,177
      SAKS INC                  7.000%  2004         3,000          2,835          2,835
      SCHULER HOMES 144A        9.375%  2009         1,000          1,000          1,000(b)(d)
      SCOTTS COMPANY            8.625%  2009         2,000          1,937          2,010
      SEA CONTAINERS LTD        7.875%  2008         2,000          1,130          1,130
      SEQUA CORP                9.000%  2009         2,500          2,477          2,488
      SMITHFIELD FOODS INC      7.625%  2008         2,000          1,953          1,953
      STATION CASINOS 144A      8.375%  2008         1,500          1,515          1,508(d)
      STENA AB                 10.500%  2005         3,000          2,955          2,955
      SUN MICROSYSTEMS INC      7.000%  2002         4,000          4,000          4,069
      TTX COMPANY 144A          7.020%  2001        10,000         10,000         10,106(b)(d)
      TTX CO 144A               7.350%  2004         4,000          4,000          4,209(b)(d)
      TEEKAY SHIPPING CORP      8.320%  2008         3,000          3,019          3,060
      TELEFONICA EUROPE         7.350%  2005         8,000          7,997          8,306
      TELEWEST PLC              9.625%  2006         2,000          1,670          1,670
      TEMBEC INC                8.625%  2009         2,000          2,003          2,040
      TENET HEALTHCARE CO       8.625%  2003         3,000          2,996          3,113
      TEXTRON INC               6.375%  2004         3,000          2,990          3,039
      TITAN WHEEL INT`L IN      8.750%  2007         3,600          2,052          2,052
      TRICO MARINE SERVICE      8.500%  2005           600            594            594
      TYCO INT`L P/C            6.250%  2003        10,000         10,097         10,254
      UNILEVER NV               6.750%  2003         9,500          9,474          9,822
      UNION PACIFIC CORP        5.426%  2002        12,000         12,000         12,003
      UNION PACIFIC             5.840%  2004         5,000          5,000          5,009
      UNION TANK CAR            6.500%  2008         3,856          3,851          3,916
      UNITED AIR 1991A-1        9.200%  2008         3,690          3,575          3,930
      UAL EETC SER 00-2         7.032%  2010         4,724          4,724          4,781
      UNITED STATIONERS         8.375%  2008         1,000          1,000            990
      UNITED HEALTH GROUP       7.500%  2005         6,000          5,981          6,260
      VIACOM INC                6.750%  2003         5,000          4,999          5,140
      WCI STEEL INC            10.000%  2004         2,000          1,360          1,360



                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      WESTINGHOUSE AIR          9.375%  2005         2,250          2,300          2,273
      AMER AIRLINES LESSE       6.400%  2008         1,053          1,053          1,053(b)(d)
      AMER AIRLINES LESSE       6.400%  2008         1,053          1,053          1,053(b)(d)
      AMER AIRLINES LESSE       6.400%  2008         1,053          1,053          1,053(b)(d)
      AMER AIRLINES LESSE       6.400%  2008           408            408            408(b)(d)
      AMER AIRLINES LESSE       6.400%  2008           410            410            410(b)(d)
      AMER AIRLINES LESSE       6.400%  2008           663            663            663(b)(d)
      AMER AIRLINES LESSE       6.400%  2008           663            663            663(b)(d)
      AMER AIRLINES LESSE       6.400%  2008           664            664            664(b)(d)
      WORLD COLOR PRESS         8.375%  2008         3,000          3,000          3,033
      ASTRON CBO FLT BAA3       5.213%  2010        17,500         17,367         16,166(d)
                                                    ------         ------         ------

    Total Industrial                               748,176        715,601        723,309
                                                   -------        -------        -------

    Total Other Bonds and Notes                  3,504,701      3,424,762      3,439,766
                                                 ---------      ---------      ---------

    TOTAL BONDS AND NOTES                        3,505,066      3,425,122      3,440,142
                                                 ---------      ---------      ---------

    PREFERRED STOCK

    Public Utility
      AMERITECH NZ A $100       7.040%  2001          # 40          4,004          4,059(d)
      APPALACHIAN PWR $100      5.900%  2008            10            998            995
      APPALACHIAN PWR $100      5.920%  2008            11          1,092          1,111
      ATLANTIC CITY EL 100      7.800%  2006            47          4,675          4,800
      AVISTA CORP PFD 6.95      6.950%  2007            58          5,761          5,542
      BELL ATLANTIC NZ144A      7.080%  2001            25          2,552          2,680(d)
      BELL ATL NZ$100 144A      5.800%  2004           100         10,000         10,422(d)
      BOSTON EDISON $100        8.000%  2001            90          9,000          9,290
      CENTRAL ILL LT $100       5.850%  2008            65          6,503          6,478
      CON EDISON $100 SR J      6.125%  2002           150         15,009         15,426
      DUKE ENERGY $100 V        6.400%  2002            30          3,000          3,081
      DUKE ENRGY $100 SR U      6.300%  2001            30          3,000          3,042
      DUKE ENRGY 1992D $25      6.200%  2001           200          5,000          5,056
      ENTERGY LA INC PFD        8.000%  2001            70          7,000          7,210
      INDIANA MICH POWER        6.300%  2009            52          5,223          5,212
      IND MICH POWER $100       6.250%  2009            20          2,003          1,989
      INDIANA MICHIGAN PWR      5.900%  2009            33          3,150          3,156
      LOUISVILLE G&E PFD        5.875%  2008            12          1,198          1,231
      MIDAMERICAN ENERGY        7.800%  2006            49          5,015          5,138
      MIDAMERICAN ENER          5.250%  2003            10            972          1,006
      NO IND PUB SERV $100      6.500%  2002           115         11,614         11,704
      NORTHWEST NAT GA 100      6.950%  2002           170         17,035         17,473
      OHIO POWER CO $100        5.900%  2009            36          3,548          3,543
      OHI PWR CO $100           6.020%  2008            10            993            991
      OHIO PWR CO $100          6.350%  2008             5            503            511
      OTTER TAIL PWR $100       6.300%  2007           180         18,000         17,269
      PECO ENERGY               6.120%  2003            64          6,406          6,424
      PACIFIC GAS & ELEC        6.300%  2009           120            920            920
      PACIFIC GAS & ELEC        6.570%  2007           718          5,794          5,794
      PACIFICORP $100 PAR       7.700%  2001           150         15,000         15,295
      POTOMAC ELEC PWR $50      6.800%  2007           161          7,975          8,578




                                                Bal Held at
                                                  6/30/2001
                                               Principal Amt
                                              of Bonds & Notes        Cost         Value at
                                                     or              (Notes        6/30/2001
Issuer Name and Issue Title                      # of Shares         a & c)     (Notes a & f)
      ROCHESTER G&E $100        6.600%  2009           100         10,055          10,528
      SAN DIEGO G&E $25         1.762%  2008            60          1,559           1,415
      SO CA EDISON $100         6.050%  2008            45          1,205           1,205
      SO CA EDISON $100         6.450%  2002           170          5,137           5,137
      SO INDIANA G&E 100        6.500%  2002            75          7,500           7,500(d)
      TXU ELECTRIC CO           6.375%  2008            54          5,414           5,435
      TXU ELECTRIC CO           6.980%  2008            50          5,000           5,044
      UBS PRIVATE SER H         5.040%  2002            15         15,000          15,007(b)(d)
                                                        --         ------          ------

    Total Public Utility                             3,360        233,813         236,697
                                                     -----        -------         -------

    Finance
      ABN AMRO NA FRAP           5.94%                  15         15,000          14,250(b)(d)
      CITIGROUP FRAP 5.86%       5.68%                 150          7,782           7,565
      COMERICA FRAP              6.84%                 150          7,797           7,542
      EURO AMER BANK FRAP        5.84%                  10         10,000          10,144
      FLEETBOSTON FIN 6.59       6.59%                 130          6,662           6,565
      JP MORGAN CHASE FRAP       4.96%                 150          7,500           7,069
      MORGAN STANLEY GROUP       5.91%                 100          5,000           5,052
      NIAGARA MOHAWK $50         5.91%                 100          5,000           5,012
      WELLS FRGO FRAP SERH       6.59%                 432         22,108          21,829
                                                       ---         ------          ------

    Total Finance                                    1,237         86,849          85,028
                                                     -----         ------          ------

    Industrial
      BHP OPERATIONS 144        6.760%  2006            50          5,000           5,110(b)(d)
      NORTHBROOK HLDG 1000      6.600%  2001            10         10,000          10,000(b)(d)
      WHIRLPOOL FIN $100 B      6.550%  2008           180         18,052          18,596(d)
      WHIRLPOOL FINL PFD        6.090%  2002            37          3,697           3,772(d)
                                                        --          -----           -----

    Total Industrial                                   277         36,749          37,478
                                                       ---         ------          ------

    TOTAL PREFERRED STOCK                            4,874        357,411         359,203
                                                     -----        -------         -------

    COMMON STOCK

    Finance
      CONTIFINANCIAL Liquidating Trust               4,365            349             349
                                                     -----            ---             ---

    TOTAL COMMON STOCK                               4,365            349             349
                                                     -----            ---             ---

TOTAL Investments in Securities
    of Unaffiliated Issuers                                    $3,782,882      $3,799,694
                                                               ==========      ==========

NOTES:

a)See Notes 1 and 3 to the financial statements regarding determination of cost and fair values.

b)In the absence of market quotations, securities are valued by American Express Certificate Company at fair value.

c)Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $3,850,973.

d)Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold. Also see
  Note 3b to financial statements.

e)Non-income producing securities.

f)Securities are all classified as available for sale and carried at fair value on the balance sheet. Also see Notes 1 and 3A to financial statements.